ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND SUBSIDIARIES

Details of the Company and its subsidiaries (together the “Company” or the “Group”) are set out in the table as follows:

	Date of	Percentage of effective	Place of	Principal
Name	incorporation	ownership	incorporation	activities
DirectBooking Technology Co., Ltd.	April 14, 2022	Parent	Cayman Islands	Investment holdings

Celestial Power Group Limited	February 22, 2022	100%	The British Virgin Islands	Investment holdings

Primega Construction Engineering Co. Limited	July 31, 2018	100%	Hong Kong	Provision of (i) soil and rock transportation services and (ii) miscellaneous construction works, including ELS work

DirectAI Technology Co., Limited	May 7, 2025	100%	Hong Kong	No substantive operations as of the date of this Report

DirectBooking Technology PTE. Ltd.	May 23, 2025	100%	Singapore	No substantive operations as of the date of this Report

Beijing Direct Booking Technology Co., Ltd. (“Beijing Direct Booking”)	May 28, 2025	100%	People’s Republic of China (“PRC”)	No substantive operations as of the date of this Report